Note 4 - Advances for Vessels Acquisitions Under Construction - Advances for Vessels Acquisitions Under Construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 25,098	$ 34,375
Additions	72,495	54,067
Transferred to Vessels	(97,593)	(63,344)
Balance		$ 25,098